Share-based payments - Virtual shares program II (New VSOP) (Details) € in Thousands		3 Months Ended	12 Months Ended
	Nov. 25, 2019	Mar. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2018 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reversal of provision due to the expiration of virtual shares			€ 191	€ 4,250
Virtual share entitlements outstanding for former employees | shares			0
Virtual shares program II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	745,236	267,822
Exercise price (in dollars per share) | $ / shares		$ 6.21
Provision for employer taxes arising according to US regulations for future exercises			€ 1,052
Virtual shares program II | First tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (as a percent)			25.00%
Term Of Program Under Share-Based Payment Arrangement			false